Form N-CSR Cover	6 Months Ended
Mar. 31, 2026
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BARON INVESTMENT FUNDS TRUST (f/k/a BARON ASSET FUND)
Entity Central Index Key	0000810902
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026